Income taxes (Schedule of Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets are analyzed as:
Accrued employee benefits	$ 2,234	$ 197
Acquired intangible assets	6,668	6,747
Allowance for doubtful accounts	3,665	3,872
Depreciation of property, plant and equipment	261	1,551
Government subsidies	3,422	2,720
Inventories write-down	3,255	1,546
Sales incentive and warranty accruals	2,915	2,535
Net operating losses	55,235	48,772
Research & experimentation tax credits	2,254	1,420
Others	(56)	(260)
Valuation allowance	(65,051)	(59,515)	(51,884)	(36,945)
Total deferred tax assets, net	14,802	9,585
Deferred tax liabilities are analyzed as:
Acquired intangible assets	(45,681)	(42,812)
Undistributed earnings that may be distributed by the PRC subsidiaries	(23,552)	(3,000)
Net deferred tax liabilities	$ (54,431)	$ (36,227)